Document and Entity Information	Mar. 18, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2019
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 18, 2019
Document Effective Date	Mar. 18, 2019
Prospectus Date	Nov. 28, 2018
O'Shaughnessy Market Leaders Value Fund | Class I
Prospectus:
Trading Symbol	OFVIX
O'Shaughnessy Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	OFSIX